FINANCIAL INSTRUMENTS - Fair Value Measurement of Derivative Assets And Liabilities (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges		$ 6.8	$ 3.3
Total derivatives not designated as hedges		2.5	1.6
Total derivative instruments (Note 19 and Note 24)		9.3	4.9
Total derivatives designated as hedges		5.7	0.0
Total derivatives not designated as hedges		8.5	0.0
Total derivative instruments (Note 19 and Note 24)		14.2	0.0
Tax (recovery) expense		(1.3)	1.0
Gain (loss) reclassified from OCI		(0.3)	2.8
Exposure (in shares) | shares	3,000,000
Exposure of outstanding DSUs (as a percent)	80.00%
Exposure of DSUs (in USD per share) | $ / shares	$ 3.5002
Hedging reserve
Disclosure of fair value measurement of assets [line items]
Net gain (loss) on derivatives		7.2	(2.6)
Net loss on derivatives			(1.6)
Gain (loss) reclassified from OCI		(0.3)	2.8
Commodity contracts | Forward contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		0.0	1.6
Commodity contracts | Zero-cost collar contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		1.5	0.0
Other contracts | DSU contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		1.0	0.0
Zero-cost collar contracts | Currency contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges		1.5	0.0
Total derivatives designated as hedges		4.1	0.0
Zero-cost collar contracts | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges		0.1	0.0
Total derivatives designated as hedges		0.0	0.0
Forward contracts | Currency contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges		5.2	3.3
Total derivatives designated as hedges		1.6	0.0
Forward contracts | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		5.0	0.0
DSU contracts | Other contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		0.0	0.0
Zero-cost collar contracts | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges		3.5	0.0
Less than 1 year
Disclosure of fair value measurement of assets [line items]
Total derivative instruments (Note 19 and Note 24)		8.5	4.9
Total derivative instruments (Note 19 and Note 24)		12.8	0.0
Between 1 and 2 years
Disclosure of fair value measurement of assets [line items]
Total derivative instruments (Note 19 and Note 24)		0.8	0.0
Total derivative instruments (Note 19 and Note 24)		$ 1.4	$ 0.0